Related party transactions (Details 2) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Total associates and joint ventures	$ 6,549	$ 30,139
Total other related parties	46,351	18,136
Total Directors and Senior Management	11,308	9,577
Total Related Parties	41,592	38,698
Other receivables	294,640	311,944
Investments In Financial Asset [member]
Statement [Line Items]
Total Related Parties	3,476	6,661
Trade And Other Receivables [Member]
Statement [Line Items]
Total Related Parties	74,749	71,673
Trade And Other Payables [Member]
Statement [Line Items]
Total Related Parties	(36,633)	(38,493)
Borrowings [Member]
Statement [Line Items]
Total Related Parties	0	(1,143)
CAMSAs And Its Subsidiaries [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Management Fees payable	(17,187)	(11,949)
Other Associates And Joints Ventures [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Equity incentive plan receivable	1	1
Loans granted	0	21
Management fees receivable	142	12
Other receivables	279	68
Other Associates And Joints Ventures [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Other payables	89	92
Other Associates And Joints Ventures [Member] | Borrowings [Member]
Statement [Line Items]
Borrowings	0	(1,143)
New Lipstick LLC [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Reimbursement of expenses	360	390
Others Related Parties [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Other receivables	28,327	1,863
Reimbursement of expenses	88	48
Others Related Parties [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Dividends payables	0	(267)
Other payables	1,496	(2,682)
Legal services	(86)	(132)
Comparaencasa Ltd [Member] | Investments In Financial Asset [member]
Statement [Line Items]
Other investments	551	3,486
Comparaencasa Ltd [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Loans granted	0	487
Banco Hipotecario S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Sale, leases and services receivables	63	69
Dividends receivable	2,466	24,975
La Rural S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Other receivables	51	7
Canon	3,108	2,517
La Rural S.A. [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Leases and/or right of use assets payable	(8)	(1)
Other payables	(375)	(658)
Rundel Global LTDs [Member] | Investments In Financial Asset [member]
Statement [Line Items]
Other investments	2,925	3,175
Sociedad Rural Argentinas [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Other payables	(8,986)	(13,000)
Suttons [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Loans granted	7,713	8,173
Suttons [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Other payables	(90)	(135)
Yad Levims LTD [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Loans granted	32,135	33,038
Other receivables	16	4
Directors And Senior Managements [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Fees for services received	$ (11,308)	$ (9,577)